Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Income before income taxes	R$ 24,209,949	R$ 32,852,367
Adjustments to reconcile income before income tax to net cash flow from operating activities:
Expected loss on loans and advances	26,365,671	9,358,234
Changes in the technical provisions for insurance and pension plans	38,731,599	32,600,967
Net Gains/(Losses) on financial assets at fair value through other comprehensive income	(2,663,816)	1,081,393
Expenses with provisions and contingent liabilities	2,874,896	3,888,464
(Gain)/Loss due to impairment of assets	(2,579,233)	255,975
Depreciation	2,530,910	2,712,720
Amortization of intangible assets	3,132,310	3,060,180
Share of profit of associates and joint ventures	(1,355,926)	(421,504)
(Gains)/Losses on disposal of non-current assets held for sale	(228,130)	(239,499)
(Gains)/Losses from disposal of property and equipment	(12,649)	228,971
(Gains)/Losses on the sale of investments in associates	(422,188)	(15,366)
Effect of changes in exchange rates in cash and cash equivalents	(892,293)	(3,475,438)
(Increase)/Decrease in assets	(183,105,978)	(271,154,762)
Compulsory deposits with the Central Bank	(14,656,082)	(3,559,769)
Loans and advances to banks	8,415,276	(9,087,880)
Loans and advances to customers	(163,362,846)	(182,188,118)
Financial assets at fair value through profit or loss	34,661,937	(60,377,643)
Other assets	(48,164,263)	(15,941,352)
(Increase)/Decrease in liabilities	115,428,891	51,862,966
Deposits from banks	32,797,532	27,166,234
Deposits from customers	62,058,049	38,922,747
Financial liabilities at fair value through profit or loss	(923,959)	(4,432,399)
Insurance technical provisions and pension plans	(8,963,117)	(25,679,716)
Other provisions	(5,763,542)	(3,934,768)
Other liabilities	36,223,928	19,820,868
Cash generated by operations	22,014,013	(137,404,332)
Interest received on financial assets at FVTPL and amortizated costs	101,166,625	72,045,757
Interest paid	(72,121,352)	(29,926,361)
Income tax and social contribution paid	(9,292,937)	(6,707,736)
Net cash provided by/(used in) operating activities	41,766,349	(101,992,672)
Investing activities
(Acquisitions) of subsidiaries, net of cash and cash equivalents	(623,966)	(183,172)
(Acquisition) of financial assets at fair value through other comprehensive income	(164,290,603)	(162,115,499)
Disposal of financial assets at fair value through other comprehensive income	105,001,290	127,129,772
Maturity of financial assets at amortized cost	69,244,651	47,481,373
(Acquisition) of financial assets at amortized cost	(70,238,580)	(46,679,357)
Disposal of non-current assets held for sale	442,888	608,200
(Acquisitions) of investments in associates		(293,793)
Sale of investments in associates	61,970	62,237
Dividends and interest on equity received	720,069	763,698
(Acquisition) of property and equipment	(2,440,639)	(1,156,867)
Proceeds from sale of property and equipment	596,414	528,602
(Acquisition) of intangible assets	(6,971,601)	(3,253,248)
Interest received on investing financial assets	50,719,425	17,799,378
Net cash provided by/(used in) investing activities	(17,778,682)	(19,308,676)
Financing activities
Funds from securities issued	101,692,599	105,221,591
Payments on securities issued	(55,588,276)	(84,821,391)
Funds from subordinated debt issued	9,796,000	9,130,200
Payments on subordinated debts	(13,431,393)	(9,516,156)
Lease payments	(1,916,000)	(1,685,513)
Non-controlling shareholders	(209,470)	(253,768)
Interest paid on financing liabilities	(14,544,532)	(9,102,724)
Interest on Equity/Dividends Paid	(3,656,763)	(9,914,297)
Acquisition of treasury shares	(224,377)	(666,702)
Net cash provided by/(used in) financing activities	21,917,788	(1,608,760)
(Decrease)/Increase in cash and cash equivalents	45,905,455	(122,910,108)
Cash and cash equivalents
At the beginning of the period	71,386,319	190,820,989
Effect of changes in exchange rates in cash and cash equivalents	892,293	3,475,438
At period end	R$ 118,184,067	R$ 71,386,319